UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

GOLDMAN SACHS BALANCED FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 59.2%
Aerospace & Defense — 0.9%
96	General Dynamics Corp.	$6,109
31,294	United Technologies Corp.	1,956,501

		1,962,610

Air Freight & Couriers — 0.2%
6,155	United Parcel Service, Inc. Class B	495,785

Auto Components — 0.3%
8,356	Autoliv, Inc.	464,594
19,200	Cooper Tire & Rubber Co.(a)	218,496

		683,090

Automobiles — 0.7%
204,500	Ford Motor Co.	1,464,220

Banks — 5.8%
76,201	Bank of America Corp.	3,688,128
13,000	Comerica, Inc.	711,750
10,300	First Horizon National Corp.	411,588
69	Golden West Financial Corp.	5,044
22,606	KeyCorp	807,486
1,691	M&T Bank Corp.	194,634
62,200	New York Community Bancorp, Inc.	1,036,252
60,500	U.S. Bancorp	1,867,635
36,746	Washington Mutual, Inc.	1,687,009
24,913	Wells Fargo & Co.	1,653,476

		12,063,002

Beverages — 1.1%
50	PepsiCo., Inc.	3,023
52,970	The Coca-Cola Co.	2,332,269

		2,335,292

Biotechnology — 0.3%
81	Amgen, Inc.*	5,475
9,200	Gilead Sciences, Inc.*	527,436
20	MedImmune, Inc.*	636

		533,547

Building Products — 0.1%
4,515	American Standard Companies, Inc.	191,842

Chemicals — 1.4%
42,200	Dow Chemical Co.	1,682,514
9,400	E.I. du Pont de Nemours & Co.	399,782
31,000	Lyondell Chemical Co.	750,200
64	Rohm & Haas Co.	3,226

		2,835,722

Commercial Services & Supplies — 1.2%
35,690	Cendant Corp.	577,107
10,000	Deluxe Corp.	214,900
70	Iron Mountain, Inc.*	2,586
12,500	Pitney Bowes, Inc.	509,750

Shares	Description	Value
Common Stocks — (continued)
Commercial Services & Supplies — (continued)
13,200	R.R. Donnelley & Sons Co.	$424,776
22,155	Waste Management, Inc.	811,316

		2,540,435

Communications Equipment — 1.7%
109,760	Cisco Systems, Inc.*	2,160,077
7	Motorola, Inc.	147
32,900	QUALCOMM, Inc.	1,487,409
20	Research In Motion Ltd.*	1,298

		3,648,931

Computers & Peripherals — 1.2%
50	Dell, Inc.*	1,269
9,600	Hewlett-Packard Co.	310,848
28,200	International Business Machines Corp.	2,253,180

		2,565,297

Containers & Packaging — 0.5%
51,358	Packaging Corp. of America	1,093,925

Diversified Financials — 4.7%
4,300	Allied Capital Corp.(a)	129,344
30,398	American Capital Strategies Ltd.(a)	1,041,132
5,820	American Express Co.	316,375
27,062	Apollo Investment Corp.	515,260
40,564	Citigroup, Inc.	1,999,805
92	Countrywide Financial Corp.	3,522
40	Fannie Mae	1,990
13,400	Freddie Mac	804,536
2,700	IndyMac Bancorp, Inc.	123,930
62,354	J.P. Morgan Chase & Co.	2,658,775
17,782	Lehman Brothers Holdings, Inc.	1,184,459
71	Merrill Lynch & Co., Inc.	5,141
80	Moody’s Corp.	4,184
18,354	Morgan Stanley	1,094,266
20	The Charles Schwab Corp.	333

		9,883,052

Diversified Telecommunication Services — 2.5%
67,100	AT&T, Inc.	1,748,626
31,700	Citizens Communications Co.	401,956
1,580	Embarq Corp.*	65,839
9,510	NeuStar, Inc.*	305,937
31,600	Sprint Nextel Corp.	670,236
62,245	Verizon Communications, Inc.	1,942,666

		5,135,260

Electric Utilities — 1.6%
8,800	Ameren Corp.	435,512
22,200	CenterPoint Energy, Inc.	266,178
14,300	Consolidated Edison, Inc.	630,630
14,300	DTE Energy Co.	578,006
3,097	Entergy Corp.	217,131

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — (continued)
52	Exelon Corp.	$2,944
47	FirstEnergy Corp.	2,464
5,200	Great Plains Energy, Inc.	144,924
27,411	PPL Corp.	816,025
11,100	TECO Energy, Inc.	166,722
6,800	Xcel Energy, Inc.	127,636

		3,388,172

Electrical Equipment — 0.9%
12,900	Emerson Electric Co.	1,064,508
2,500	Hubbell, Inc.	125,875
8,550	Rockwell Automation, Inc.	583,794

		1,774,177

Electronic Equipment & Instruments — 0.2%
9,300	Diebold, Inc.	395,343

Energy Equipment & Services — 1.6%
19,649	Baker Hughes, Inc.	1,695,709
6,175	BJ Services Co.	226,314
21,860	Schlumberger Ltd.	1,433,360

		3,355,383

Food & Drug Retailing — 0.1%
7,100	SUPERVALU, Inc.	207,036

Food Products — 1.4%
41,373	Kraft Foods, Inc.(a)	1,369,446
22,900	Sara Lee Corp.	388,613
5,012	The Hershey Co.	285,233
27,402	Unilever NV	620,107
3,722	Wm. Wrigley Jr. Co.	170,170

		2,833,569

Gas Utilities — 0.1%
3,200	Nicor, Inc.	131,136
4,300	Peoples Energy Corp.	161,336

		292,472

Health Care Equipment & Supplies — 1.1%
2,600	Bausch & Lomb, Inc.	127,790
16,037	Baxter International, Inc.	604,595
16,900	Becton, Dickinson and Co.	1,021,267
4,220	Fisher Scientific International, Inc.*	313,335
2,600	Hillenbrand Industries, Inc.	131,404
70	Medtronic, Inc.	3,534
50	Stryker Corp.	2,195
80	Zimmer Holdings, Inc.*	4,844

		2,208,964

Health Care Providers & Services — 0.9%
21,340	Caremark Rx, Inc.*	1,023,680
11,500	HCA, Inc.	511,175
7,000	Manor Care, Inc.	325,080
90	Omnicare, Inc.	4,172

		1,864,107

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — 0.3%
8,217	Harrah’s Entertainment, Inc.	$624,821
60	Marriott International, Inc.	4,340

		629,161

Household Durables — 1.2%
4,450	Fortune Brands, Inc.	329,300
14,600	Furniture Brands International, Inc.(a)	314,192
2,330	Harman International Industries, Inc.	197,421
4,800	Leggett & Platt, Inc.	121,872
50,211	Newell Rubbermaid, Inc.	1,328,583
4,200	Snap-on, Inc.	175,896

		2,467,264

Household Products — 1.1%
26,800	Kimberly-Clark Corp.	1,625,956
39	The Clorox Co.	2,464
13,530	The Procter & Gamble Co.	734,003

		2,362,423

Industrial Conglomerates — 2.5%
1,700	3M Co.	142,222
150,100	General Electric Co.	5,142,426

		5,284,648

Insurance — 2.1%
8,384	American International Group, Inc.	509,747
22,600	Arthur J. Gallagher & Co.	600,708
7,100	Fidelity National Title Group, Inc.(a)	155,064
16,200	Hartford Financial Services Group, Inc.	1,424,628
2,400	Mercury General Corp.	134,280
2,900	Nationwide Financial Services, Inc.	125,570
8,369	PartnerRe Ltd.	514,024
13,355	The Allstate Corp.	734,659
3,721	XL Capital Ltd.	235,465

		4,434,145

Internet Software & Services — 0.7%
2,360	Google, Inc.*	877,495
19,820	Yahoo!, Inc.*	626,114

		1,503,609

IT Consulting & Services — 0.9%
5,730	Cognizant Technology Solutions Corp.*	338,070
35,279	First Data Corp.	1,626,715

		1,964,785

Machinery — 0.2%
3,900	Deere & Co.	333,840

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — 1.7%
27,700	Clear Channel Communications, Inc.	$853,160
23,000	Comcast Corp.*	738,990
60	Lamar Advertising Co.*	3,271
6,600	New York Times Co.	159,456
22,000	Regal Entertainment Group(a)	426,140
40	The McGraw-Hill Companies., Inc.	2,064
20,874	The Walt Disney Co.	636,657
12	Time Warner, Inc.	207
4,400	Tribune Co.	131,296
16,090	Univision Communications, Inc.*	578,435
36	Viacom, Inc. Class B*	1,359
30	XM Satellite Radio Holdings, Inc.*	433

		3,531,468

Metals & Mining — 0.5%
13,000	Southern Copper Corp.(a)	1,106,950

Multi-Utilities — 0.8%
57,700	Duke Energy Corp.	1,628,294

Multiline Retail — 1.2%
22,290	J. C. Penney Co., Inc.	1,354,340
40	Target Corp.	1,957
23,550	Wal-Mart Stores, Inc.	1,140,998

		2,497,295

Oil & Gas — 4.9%
21,320	Canadian Natural Resources Ltd.	1,145,737
10	Chesapeake Energy Corp.	306
45,000	Chevron Corp.	2,690,550
32,934	ConocoPhillips	2,084,393
47	Enterprise Products Partners LP	1,184
81	EOG Resources, Inc.	5,318
50,952	Exxon Mobil Corp.	3,103,486
40	Magellan Midstream Partners LP	1,386
15,030	Suncor Energy, Inc.	1,219,384

		10,251,744

Pharmaceuticals — 4.5%
44	Abbott Laboratories	1,879
71,900	Bristol-Myers Squibb Co.	1,765,145
36,500	Eli Lilly & Co.	1,884,860
11,000	Johnson & Johnson	662,420
60	Medco Health Solutions, Inc.*	3,234
60,900	Merck & Co., Inc.	2,027,361
131,011	Pfizer, Inc.	3,099,720
10	Schering-Plough Corp.	191
80	Wyeth	3,659

		9,448,469

Shares	Description	Value
Common Stocks — (continued)
Real Estate — 0.5%
10,139	Apartment Investment & Management Co.	$438,512
6,128	Developers Diversified Realty Corp.	313,447
3,248	iStar Financial, Inc.	123,684
3,477	Plum Creek Timber Co., Inc.	124,303

		999,946

Road & Rail — 0.2%
12,300	Laidlaw International, Inc.	309,960

Semiconductor Equipment & Products — 2.3%
37,700	Analog Devices, Inc.	1,271,621
127,930	Intel Corp.	2,305,299
50	Linear Technology Corp.	1,687
24,200	Microchip Technology, Inc.	830,060
18,300	Xilinx, Inc.	475,800

		4,884,467

Software — 1.1%
18,969	Activision, Inc.*	247,925
40	Electronic Arts, Inc.*	1,683
59,627	Microsoft Corp.	1,350,552
40,125	Oracle Corp.*	570,577
4,400	Reynolds & Reynolds Co.	123,244

		2,293,981

Specialty Retail — 0.6%
25,500	Limited Brands, Inc.	692,580
80	Lowe’s Companies, Inc.	4,982
11,800	The Home Depot, Inc.	449,816

		1,147,378

Tobacco — 1.0%
22,361	Altria Group, Inc.	1,617,818
10,100	UST, Inc.	444,501

		2,062,319

Trading Companies & Distributors — 0.4%
8,700	Genuine Parts Co.	374,622
6,090	W.W. Grainger, Inc.	439,454

		814,076

Venture Capital — 0.0%
89	AllianceBernstein Holding LP	5,810
62	Energy Transfer Partners LP	2,805
78	Williams Partners LP	2,692

		11,307

Wireless Telecommunication Services — 0.0%
30	American Tower Corp.*	929
20	Crown Castle International Corp.*	636

		1,565

TOTAL COMMON STOCKS
		$123,720,327

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — 5.7%
Aerospace/Defense — 0.1%
Alliant Techsystems, Inc.
	$62,000	6.750%	04/01/16	$60,682
Bombardier Capital, Inc.(b)
	75,000	6.125	06/29/06	73,781
Bombardier, Inc.(b)
	50,000	6.300	05/01/14	45,188

				179,651

Automotive — 0.4%
DaimlerChrysler NA Holding Corp.(c)
	450,000	5.780	09/10/07	451,551
Ford Motor Credit Co.
	175,000	6.625	06/16/08	165,740
General Motors Acceptance Corp.
	125,000	6.875	09/15/11	117,655

				734,946

Banks — 0.9%
ANZ Capital Trust I(b)(d)
	125,000	4.484	01/15/10	119,040
Astoria Financial Corp.
	150,000	5.750	10/15/12	146,582
Bank United Corp.
	50,000	8.875	05/01/07	51,129
Greenpoint Bank
	125,000	9.250	10/01/10	141,021
GreenPoint Financial Corp.
	125,000	3.200	06/06/08	119,189
HBOS Capital Funding LP(b)(c)(d)
	225,000	6.071	06/30/14	221,002
Mizuho JGB Investment LLC(b)(c)(d)
	100,000	9.870	06/30/08	107,560
Popular N.A. Capital Trust I
	125,000	6.564	09/15/34	117,737
Popular North America, Inc.
	150,000	5.650	04/15/09	149,203
Popular North America, Inc. Series E(b)(c)(d)
	100,000	6.125	10/15/06	100,223
Resona Bank Ltd.
EUR	175,000	4.125	09/27/12	216,712
Resona Bank Ltd.(b)(c)(d)
	$175,000	5.850	04/15/16	166,753
Sovereign Bancorp, Inc.(c)
	125,000	5.540	08/25/06	125,071
Washington Mutual, Inc.
	100,000	8.250	04/01/10	108,192

				1,889,414

Distributor — 0.1%
Gazinvest Luxembourg SA for Gazprombank
	230,000	7.250	10/30/08	233,956

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Corporate Bonds — (continued)
Electric — 0.4%
CenterPoint Energy, Inc. Series B
$25,000	7.250%	09/01/10	$26,168
FirstEnergy Corp. Series C
260,000	7.375	11/15/31	279,316
MidAmerican Energy Holdings Co.(b)
125,000	6.125	04/01/36	117,891
Progress Energy, Inc.
125,000	7.750	03/01/31	140,061
TXU Corp. Series O
325,000	4.800	11/15/09	311,263

			874,699

Entertainment — 0.0%
Time Warner Entertainment Co.
25,000	8.375	03/15/23	27,781

Food & Beverage — 0.1%
Tyson Foods, Inc.
50,000	7.250	10/01/06	50,246
150,000	8.250	10/01/11	160,036

			210,282

Gaming — 0.2%
Caesars Entertainment, Inc.
125,000	8.875	09/15/08	132,187
50,000	7.500	09/01/09	52,342
Harrahs Operating Co., Inc.
250,000	5.500	07/01/10	245,513
MGM Mirage, Inc.
50,000	8.500	09/15/10	52,938

			482,980

Life Insurance — 0.2%
Lincoln National Corp.(c)
175,000	7.000	05/17/66	174,311
Prudential Funding LLC(b)
200,000	6.600	05/15/08	203,702

			378,013

Media — Cable — 0.4%
Comcast Cable Communications Holdings, Inc.
40,000	8.375	03/15/13	44,664
125,000	9.455	11/15/22	154,150
Cox Communications, Inc.
325,000	4.625	01/15/10	310,414
Cox Enterprises, Inc.(b)
250,000	4.375	05/01/08	242,274
Rogers Cable, Inc.
100,000	5.500	03/15/14	90,500

			842,002

Media — Non Cable — 0.2%
Clear Channel Communications, Inc.
375,000	8.000	11/01/08	391,719

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Media — Non Cable — (continued)
Viacom, Inc.(b)
	$125,000	5.750%	04/30/11	$123,257

				514,976

Noncaptive — Financial — 0.2%
PHH Corp.
	350,000	6.000	03/01/08	349,174

Pipelines — 0.3%
CenterPoint Energy Resources Corp. Series B
	75,000	7.875	04/01/13	82,267
	225,000	5.950	01/15/14	222,750
Energy Transfer Partners
	150,000	5.650	08/01/12	144,297
	175,000	5.950	02/01/15	169,056

				618,370

Property/Casualty Insurance — 0.7%
ACE INA Holdings, Inc.
	150,000	8.300	08/15/06	150,814
ACE Ltd.
	200,000	6.000	04/01/07	200,551
Arch Capital Group Ltd.
	150,000	7.350	05/01/34	153,775
Aspen Insurance Holdings Ltd.
	100,000	6.000	08/15/14	93,826
CNA Financial Corp.
	65,000	6.750	11/15/06	65,265
	30,000	6.950	01/15/18	30,291
	50,000	7.250	11/15/23	50,927
Endurance Specialty Holdings Ltd.
	175,000	6.150	10/15/15	168,530
Liberty Mutual Group(b)
	100,000	5.750	03/15/14	94,582
	50,000	7.000	03/15/34	48,218
QBE Insurance Group Ltd.(b)(c)
	225,000	5.647	07/01/23	213,450
Royal & Sun Alliance Insurance Group PLC
GBP	50,000	9.402	12/08/14	106,477
SAFECO Corp.
	$150,000	4.200	02/01/08	146,288

				1,522,994

REITs — 0.4%
Arden Realty, Inc.
	75,000	9.150	03/01/10	84,059
iStar Financial, Inc.
	75,000	5.650	09/15/11	73,560
	50,000	6.500	12/15/13	49,757
iStar Financial, Inc. Series B
	50,000	5.125	04/01/11	47,995
	75,000	5.700	03/01/14	72,379
Simon Property Group LP(e)
	150,000	7.000	06/15/08	153,479
Summit Properties Partnership
	250,000	7.200	08/15/07	252,888

				734,117

Principal	Interest		Maturity
Amount ·	Rate		Date	Value
Corporate Bonds — (continued)
Technology(b) — 0.1%
Computer Associates, Inc.
$250,000	5.250%		12/01/09	$240,133

Tobacco — 0.1%
Altria Group, Inc.
150,000	7.200		02/01/07	151,102
25,000	7.000		11/04/13	26,407
25,000	7.750		01/15/27	27,851

				205,360

Wireless Telecommunications — 0.1%
America Movil SA de CV
200,000	5.500		03/01/14	186,048
25,000	6.375		03/01/35	22,045

				208,093

Wirelines Telecommunications — 0.8%
Ameritech Capital Funding
50,000	6.250		05/18/09	50,445
Deutsche Telekom International Finance BV
200,000	8.250		06/15/30	230,961
Embarq Corp.
125,000	7.995		06/01/36	125,623
Qwest Corp.
50,000	8.875		03/15/12	53,625
SBC Communications, Inc.
200,000	4.125		09/15/09	190,662
Sprint Capital Corp.
150,000	6.875		11/15/28	151,467
Telecom Italia Capital
100,000	4.000		01/15/10	93,920
225,000	4.950		09/30/14	203,983
Telecomunicaciones de Puerto Rico, Inc.
100,000	6.800		05/15/09	101,775
TPSA Finance BV
175,000	7.750	(b)	12/10/08	182,801
275,000	7.625		01/30/11	294,520

				1,679,782

TOTAL CORPORATE BONDS				$11,926,723

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Emerging Market Debt — 1.3%
Brazil Inflation Linked Credit Linked Note
BRL	910,000	6.000%	05/15/09	$395,717
	1,400,000	10.400	05/15/09	505,290
Central Bank of Argentina(c)
ARS	303,440	2.000	02/04/18	131,008
Egyptian Pound Credit-Linked Notes
EUR	1,152,000	8.300	06/08/06	1,194,831
Republic of Argentina
ARS	240,997	2.000	01/03/16	130,792

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Emerging Market Debt — (continued)
State of Qatar
$190,000	9.750%	06/15/30	$267,900

TOTAL EMERGING MARKET DEBT			$2,625,538

Mortgage-Backed Obligations — 21.0%
Adjustable Rate GNMA(c) — 0.9%
$30,706	4.375%	06/20/23	$30,737
14,715	4.750	07/20/23	14,722
15,253	4.750	08/20/23	15,260
39,141	4.750	09/20/23	39,159
11,865	5.375	03/20/24	11,912
108,095	4.375	04/20/24	108,207
14,532	4.375	05/20/24	14,551
109,284	4.375	06/20/24	109,502
56,704	4.750	07/20/24	56,801
79,545	4.750	08/20/24	79,705
27,075	4.750	09/20/24	27,117
31,003	5.125	11/20/24	31,170
26,850	5.125	12/20/24	27,001
22,736	5.375	01/20/25	22,865
11,948	5.375	02/20/25	12,016
38,553	4.375	05/20/25	38,672
23,765	4.750	07/20/25	23,833
17,754	5.375	02/20/26	17,836
732	4.750	07/20/26	733
46,060	5.375	01/20/27	46,334
16,638	5.375	02/20/27	16,719
131,727	4.375	04/20/27	132,018
14,341	4.375	05/20/27	14,368
17,267	4.375	06/20/27	17,298
4,394	5.125	11/20/27	4,413
19,157	5.125	12/20/27	19,242
39,558	5.375	01/20/28	39,756
14,969	5.250	02/20/28	14,982
15,969	5.375	03/20/28	16,049
116,576	4.500	07/20/29	116,269
38,205	4.500	08/20/29	38,105
17,774	4.500	09/20/29	17,715
50,587	5.125	10/20/29	50,851
58,911	5.125	11/20/29	59,229
17,832	5.125	12/20/29	17,925
23,204	5.250	01/20/30	23,237
11,519	5.250	02/20/30	11,534
41,956	5.250	03/20/30	42,012
79,522	4.375	04/20/30	79,873
193,670	4.375	05/20/30	194,619
19,092	4.375	06/20/30	19,167
145,842	4.500	07/20/30	145,681
19,478	4.500	09/20/30	19,458
43,952	4.875	10/20/30	43,839

			1,882,492

Adjustable Rate FHLMC(c) — 0.9%
907,192	4.583	08/01/35	892,249

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FHLMC(c) — (continued)
$954,768	4.687%	09/01/35	$934,329

			1,826,578

Adjustable Rate FNMA(c) — 1.9%
235,776	5.881	09/01/32	238,667
950,178	3.852	10/01/33	934,097
539,445	4.382	12/01/33	529,716
604,023	4.216	01/01/34	588,532
970,743	4.250	02/01/34	945,698
734,918	4.632	01/01/35	724,216

			3,960,926

FHLMC — 2.2%
129,902	8.000	07/01/15	137,063
35,221	7.000	12/01/15	35,975
118,678	6.500	07/01/16	120,437
62,910	7.500	03/01/27	65,431
176,833	6.500	12/01/29	179,591
272,836	7.000	04/01/31	280,750
283,209	7.000	07/01/32	290,602
1,707,327	6.500	01/01/33	1,730,828
913,648	6.500	04/01/34	924,479
1,000,000	5.000	TBA-15yr(f)	965,000

			4,730,156

FNMA — 3.7%
108,991	7.000	01/01/16	111,178
17,004	7.000	02/01/16	17,345
879,522	5.000	12/01/17	852,615
1,000,000	5.000	06/01/19	968,613
999,999	5.000	08/01/20	966,292
1,000,000	5.000	01/01/21	966,292
1,000,100	5.000	05/01/21	966,071
847,028	5.500	08/01/23	826,250
964,436	4.500	10/01/23	888,749
68,999	7.000	11/01/30	70,612
186,010	7.500	03/01/31	192,057
1,000,000	4.500	TBA-15yr(f)	945,938

			7,772,012

Floater(c)(g) — 0.2%
Impac Secured Assets Corp. Series 2004-3, Class 1A4
454,962	5.481	11/25/34	456,976

Home Equity(c)(g) — 2.0%
Countrywide Home Equity Loan Trust Series 2002-E, Class A
285,781	5.341	10/15/28	286,659
Countrywide Home Equity Loan Trust Series 2003-A, Class A
736,171	5.431	03/15/29	738,268

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Home Equity(c)(g) — (continued)
Countrywide Home Equity Loan Trust Series 2003-D, Class A
$425,667	5.341%	06/15/29	$426,703
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A
582,046	5.361	02/15/34	583,864
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A
590,694	5.321	02/15/30	591,567
Impac CMB Trust Series 2004-10, Class 2A
544,560	5.401	03/25/35	546,451
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
983,180	5.301	04/25/46	984,027

			4,157,539

Interest Only(g) — 0.2%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
325,948	5.500	06/25/33	37,027
Countrywide Home Loan Trust Series 2003-42, Class 2X1(c)
1,617,942	0.368	10/25/33	9,691
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
24,897	5.500	06/25/33	1,673
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
359,755	5.250	07/25/33	39,060
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(c)
202,278	0.782	07/25/33	1,808
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(c)
232,982	0.605	08/25/33	1,889
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP(b)(c)
1,796,875	1.818	05/15/38	85,988
FHLMC Series 2575, Class IB
236,995	5.500	08/15/30	33,197
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(c)
193,584	0.679	08/25/33	2,426
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(c)
63,610	1.158	07/25/33	1,241
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2(b)(c)
3,299,628	1.664	02/11/36	168,354
Washington Mutual Series 2003-AR04, Class X1(c)
430,840	1.181	01/25/08	6,207
Washington Mutual Series 2003-AR07, Class X(c)
871,343	0.943	06/25/08	11,141
Washington Mutual Series 2003-AR12, Class X(c)
892,369	0.488	02/25/34	7,015

			406,717

Inverse Floaters(c)(g) — 0.3%
FNMA Series 1993-248, Class SA
219,645	4.617	08/25/23	201,960
FNMA Series 2004-47, Class EI(h)
354,773	0.000	06/25/34	19,623

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Inverse Floaters(c)(g) — (continued)
FNMA Series 2004-62, Class DI(h)
$132,306	0.000%	07/25/33	$7,484
GNMA Series 2001-48, Class SA
35,867	9.975	10/16/31	38,486
GNMA Series 2001-51, Class SA
56,783	10.484	10/16/31	60,752
GNMA Series 2001-51, Class SB
71,258	9.975	10/16/31	76,202
GNMA Series 2001-59, Class SA
52,323	9.813	11/16/24	55,769
GNMA Series 2002-13, Class SB
23,505	13.857	02/16/32	27,535

			487,811

Manufactured Housing(g) — 0.1%
Mid-State Trust Series 4, Class A
252,771	8.330	04/01/30	264,940

Non-Agency CMOs(g) — 6.8%
Asset Securitization Corp. Series 1997-D4, Class A1D
382,206	7.490	04/14/29	387,003
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2(b)(c)
2,651,449	1.420	03/13/40	116,614
Countrywide Alternative Loan Trust Series 2005-31 Class 2A1(c)
881,649	5.381	08/25/35	885,659
Countrywide Alternative Loan Trust Series 2005-38, Class A3(c)
827,716	5.431	09/25/35	832,208
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
986,489	6.550	01/17/35	997,729
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
600,000	7.202	10/15/32	631,368
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4(c)
1,000,000	5.511	11/10/45	968,300
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4(c)
1,000,000	5.197	11/15/30	956,217
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1(c)
270,369	5.461	11/25/34	271,317
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2(c)
555,785	4.726	06/25/34	540,574
Structured Asset Mortgage Investments, Inc. Series 2006-AR1, Class 3A1(c)
988,511	5.311	02/25/36	989,129
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(c)
235,833	4.700	11/25/33	235,771
Washington Mutual Series 2005-AR11, Class A1A(c)
1,695,323	5.401	08/25/45	1,699,845
Washington Mutual Series 2005-AR19, Class A1A1(c)
937,471	5.351	12/25/45	939,173
Washington Mutual Series 2005-AR8, Class 2A1A(c)
1,101,965	5.371	07/25/45	1,103,187

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

	Principal	Interest	Maturity
	Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Non-Agency CMOs(g) — (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1(c)
	$814,231	4.977%	10/25/35	$807,766
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 6A3(c)
	910,277	5.000	10/25/35	893,243
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3(c)
	970,744	5.094	03/25/36	957,577

				14,212,680

PAC(g) — 0.2%
FNMA Series 1993-76, Class PJ
	245,910	6.000	06/25/08	245,882
FNMA Series 1994-75, Class J
	173,899	7.000	10/25/23	173,948

				419,830

Principal Only(g)(h) — 0.3%
FHLMC Series 235, Class PO
	393,365	0.000	02/01/36	266,996
FNMA Series 363, Class 1
	480,281	0.000	11/01/35	328,077

				595,073

Sequential Fixed Rate(g) — 1.3%
CS First Boston Mortgage Securities Corp. Series 2002-5, Class PPA1
	459,826	6.500	03/25/32	453,051
FNMA REMIC Trust Series 2002-24, Class AE
	328,974	6.000	04/25/16	328,322
GMAC Commercial Mortgage Securities Inc. Series 2002-C1, Class A2
	1,000,000	6.278	11/15/39	1,024,238
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
	1,000,000	5.156	02/15/31	951,797

				2,757,408

TOTAL MORTGAGE-BACKED OBLIGATIONS
				$43,931,138

Agency Debentures — 6.2%
FFCB
	$1,200,000	4.500%	08/08/11	$1,138,415
	1,000,000	4.400	04/25/12	950,875
	2,000,000	4.550	08/10/12	1,914,212
	900,000	4.700	08/10/15	852,659
FHLB
	1,000,000	5.375	02/15/07	999,948
	700,000	3.375	02/15/08	677,823
	1,000,000	4.080	04/26/10	955,545
	700,000	4.516	08/10/10	677,834
	1,200,000	7.375	02/13/15	1,361,153

	Principal	Interest	Maturity
	Amount	Rate	Date	Value
Agency Debentures — (continued)
FNMA
	$3,000,000	3.860%	02/22/08	$2,928,003
Tennessee Valley Authority
	600,000	5.375	04/01/56	567,723

TOTAL AGENCY DEBENTURES
				$13,024,190

U.S. Treasury Obligations — 4.3%
U.S. Treasury Bonds
	$2,000,000	4.625%	02/29/08	$1,985,704
	450,000	8.875	02/15/19	597,703
U.S. Treasury Interest-Only Stripped Securities(h)
	1,000,000	0.000	08/15/14	657,286
U.S. Treasury Principal-Only Stripped Securities(h)
	600,000	0.000	02/15/25	220,416
	200,000	0.000	08/15/25	71,744
	100,000	0.000	08/15/26	34,074
United States Treasury Bonds
	900,000	4.750	03/31/11	888,680
United States Treasury Inflation Protected Securities
	1,129,722	1.875	07/15/15	1,079,766
	905,814	2.000	01/15/16	871,174
United States Treasury Principal-Only Stripped Securities(h)
	1,300,000	0.000	02/15/19	662,753
	200,000	0.000	08/15/20	93,433
	3,850,000	0.000	11/15/22	1,592,706
	400,000	0.000	11/15/24	148,964

TOTAL U.S. TREASURY OBLIGATIONS
				$8,904,403

Units	Description	Expiration Date	Value
Warrant* — 0.0%
Hayes Lemmerz International, Inc.
280		06/03/06	$3

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(i) — 1.1%
Joint Repurchase Agreement Account II¤
$2,400,000	5.04%	06/01/06	$2,400,000
Maturity Value: $2,400,336
TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$206,532,322

Shares	Description	Value
Securities Lending Collateral — 1.7%
Boston Global Investment Trust — Enhanced Portfolio
3,641,550		$3,641,550

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2006 (unaudited)

TOTAL INVESTMENTS — 100.5%
$210,173,872

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%	(1,092,863)

NET ASSETS — 100.0%	$209,081,009

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

• The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

ARS	= Argentine Peso
BRL	= Brazilian Real
EUR	= Euro Currency
GBP	= British Pounds

(a) All or portion of security is on loan.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,670,811, which represents approximately 1.4% of net assets as of May 31, 2006.

(c) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2006.

(d) Perpetual Maturity. Maturity date presented represents the next call date.

(e) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(f) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $1,910,938 which represents approximately 0.9% of net assets as of May 31, 2006.

(g) Collateralized Mortgage Obligations which represent 11.4% of net assets as of May 31, 2006.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Joint repurchase agreement was entered into on May 31, 2006. Additional information appears in the Additional Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations:
CMOs	— Collateralized Mortgage Obligations
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
PAC	— Planned Amortization Class
REITs	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At May 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

At May 31, 2006, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies as follows:

Open Forward Foreign Currency	Expiration	Value on	Current	Unrealized
Sale Contracts	Date	Settlement Date	Value	Gain/(Loss)

Brazilian Real	06/09/2006	$610,000	$582,291	$27,709
Brazilian Real	08/11/2006	855,456	761,757	93,699
British Pound	08/16/2006	109,187	108,606	581
Euro	06/28/2006	407,146	408,352	(1,206)
Mexican Peso	07/12/2006	81,673	80,303	1,370

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$2,063,462	$1,941,309	$122,153

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum

“initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

At May 31, 2006, futures contracts were open as follows:

	Number of
	Contracts Long	Settlement		Unrealized
Type	(Short)	Month	Market Value	Gain (Loss)

Euro	17	September 2006	$4,019,438	$(17,358)
Euro	5	December 2006	1,182,063	(3,830)
Euro	4	March 2007	946,100	(10,183)
Euro	4	June 2007	946,350	(8,846)
Euro	4	September 2007	946,450	(5,614)
S&P 500 Index	1	June 2006	63,605	(60)
2 Year U.S. Treasury Notes	54	September 2006	10,973,813	(16,182)
5 Year U.S. Treasury Notes	(28)	June 2006	(2,903,250)	27,265
5 Year U.S. Treasury Notes	(19)	September 2006	(1,968,578)	5,884
10 Year U.S. Treasury Notes	(17)	June 2006	(1,786,328)	17,005
U.S. Treasury Bonds	71	September 2006	7,541,531	(52,835)

Total			$19,961,194	$(64,754)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At May 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $2,400,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,550,000,000	5.04%	06/01/2006	$2,550,357,000

Barclays Capital PLC	3,000,000,000	5.05	06/01/2006	3,000,420,833

Deutsche Bank Securities, Inc.	3,510,000,000	5.04	06/01/2006	3,510,491,400

J.P. Morgan Securities, Inc.	506,000,000	5.04	06/01/2006	506,070,840

Morgan Stanley & Co.	1,510,000,000	5.05	06/01/2006	1,510,211,820

UBS Securities LLC	1,475,000,000	5.05	06/01/2006	1,475,206,910

Wachovia Capital Markets	250,000,000	5.05	06/01/2006	250,035,069

TOTAL	$12,801,000,000			$12,802,793,872

At May 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.57%, due 08/02/2006 to 09/30/2015; Federal Home Loan Mortgage Association, 0.00% to 7.50%, due 06/02/2006 to 03/01/2036; Federal National Mortgage Association, 0.00% to 8.50%, due 08/23/2006 to 05/01/2036;

Tennessee Valley Authority, 4.75% to 7.14%, due 11/13/2008 to 08/01/2013; and Federal Farm Credit Bank, 4.88%, due 12/16/2015. The aggregate market value of the collateral, including accrued interest, was $13,062,795,100.

Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

     The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swaps contract. Net amounts received or paid on the swap contracts, including terminated swaps, are recorded as realized gains or losses.
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

At May 31, 2006, the following interest rate swap contracts were open as follows:

			Rate Type
	Notional		Payments	Payments
Swap	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Salomon Smith				Mexican Interbank
Barney Inc.	MXN 25,000	03/08/2007	8.08%	Equilibrium Floating	$(7,887)
Salomon Smith				Mexican Interbank
Barney Inc.	26,000	03/10/2008	7.93%	Equilibrium Floating	(14,320)
Salomon Smith				Brazilian Interbank
Barney Inc.	BRL 4,500	07/01/2008	14.66%	Lending Rate	(95,502)
Banc of America				3 month LIBOR
Securities LLC	$4,000	10/14/2008	3.51%	floating	(173,522)
Banc of America			3 month LIBOR
Securities LLC	6,000	02/16/2009	floating	5.05%	48,219
Banc of America			3 month LIBOR
Securities LLC	6,860	02/17/2009	floating	5.10%	48,793
Banc of America				3 month LIBOR
Securities LLC	4,000	10/06/2010	4.70%	floating	(126,514)
Salomon Smith				Brazilian Interbank
Barney, Inc.	CLP 317,000	02/10/2011	3.32%	Lending Rate	(191)
Banc of America				3 month LIBOR
Securities LLC	$4,000	04/06/2012	4.74%	floating	(166,396)
Banc of America				3 month LIBOR
Securities LLC	5,000	04/19/2012	4.55%	floating	(255,751)
Banc of America				3 month LIBOR
Securities LLC	6,460	02/17/2014	5.10%	floating	(192,816)
Banc of America				3 month LIBOR
Securities LLC	7,380	02/17/2014	5.14%	floating	(204,006)
Banc of America			3 month LIBOR
Securities LLC	10,000	11/12/2019	floating	5.07%	623,698
Banc of America			3 month LIBOR
Securities LLC	2,720	02/15/2022	floating	5.16%	164,241
Banc of America			3 month LIBOR
Securities LLC	3,110	02/17/2022	floating	5.19%	178,822

TOTAL					$(173,132)

     The Fund may enter into credit default swaps. The Fund may purchase credit protection on the referenced obligation of the credit default swap (“buy contract”). During the period a Fund enters into a buy contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to deliver to the counterparty the principal amount of the referenced obligation of the swap and will, concurrently, receive an agreed upon value.

     The Fund may also provide or sell credit protection on the referenced obligation of a credit default swap (“sale contract”). During the period a Fund enters into a sale contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to pay the notional amount of the swap to the counterparty, which generally equals the face value of the referenced obligation and, concurrently, will receive the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“maximum payout amount”).
     During the term of the credit default swap agreement, the Fund receives (makes) periodic payments from (to) the respective counterparty, calculated at the agreed upon interest rate applied to the notional amount. On a daily basis, these amounts are accrued and recorded as unrealized gains (losses) on swap contract transactions on the Statements of Assets and Liabilities. The receipt or delivery of these payments are recorded as realized gains (losses) on swap contracts on the Statement of Operations.
     Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a buy contract and no credit event occurs its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received, may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.

At May 31, 2006, the following credit default swap contracts were open as follows:

	Notional
Swap Counterparty &	Amount	Interest	Termination	Unrealized
Referenced Obligation	(000s)	Rate	Date	Gain(Loss)

Buy:
Salomon Smith Barney, Inc. Core Investment Grade Bond Trust	$7,400	0.45%	12/20/2010	$(27,605)
Salomon Smith Barney, Inc. Brazilian Government International	700	1.30%	02/20/2011	16,244

TOTAL				$(11,361)

A total return swap is an agreement that obligates one party to pay or receive an amount (either upfront or periodically) in exchange for payment by the other party of the total return generated by the security, a basket of securities, an index, or an index component. Either periodically or at the termination of the swap, the parties exchange payment(s) based on the economic returns of a specified notional amount of the underlying reference asset.

At May 31, 2006, the following total return swap contracts were open as follows:

	Notional		Reference	Payments	Upfront Payments
Swap	Amount	Termination	Security	received by	made by	Unrealized
Counterparty	(000s)	Date		the Fund	the Fund (000s)	Loss

Merrill Lynch International	BRL 1,291	05/15/2045	Brazilian	Inflation Linked	$734	$(92,143)
			Sovereign Bond*	Brazilian Local Bonds
Index + 6.00%

*
The reference security is a government bond issued by the Federative Republic of Brazil, with a maturity date of May 15, 2045 and a principal amount of BRL 1,291,000. On the termination date of the swap, the Fund will receive payment from the counterparty equal to the notional amount multiplied by the price of the referenced security, converted to U.S. dollars less related costs, if any.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

      The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 (as amended) and is managed by GSAM, for which GSAM receives an investment advisory fee up to 0.10% of the average daily net assets of the Enhanced Portfolio The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities.

Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$201,570,278

Gross unrealized gain	95,312,805
Gross unrealized loss	(86,709,211)

Net unrealized security gain	$8,603,594

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 1. Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date July 31, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date July 31, 2006

* Print the name and title of each signing officer under his or her signature.